Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended			0 Months Ended
	Sep. 30, 2012	Jun. 30, 2014	Dec. 31, 2013	Jan. 23, 2014	Dec. 31, 2012	Dec. 05, 2012	Aug. 18, 2014 Carlson Capital, L.P. [Member] Subsequent Event [Member]	Jul. 31, 2014 Cambia [Member] Subsequent Event [Member]	Jul. 30, 2014 Response Genetics, Inc. Subsequent Event [Member]	Mar. 31, 2014 Winston Black [Member] Subsequent Event [Member]	Mar. 31, 2014 J Brett Pope [Member] Subsequent Event [Member]	Jul. 30, 2014 Drawdown Through December 15 2015 [Member] Response Genetics, Inc. Subsequent Event [Member]	Jul. 31, 2014 Business Acquisition Contingent Consideration Potential Cash Payment [Member] Cambia [Member] Subsequent Event [Member]	Jul. 30, 2014 Principal Amount [Member] Response Genetics, Inc. Subsequent Event [Member]
Acquisation percentage							69.00%	25.00%
Payments to acquire business gross	$ 150							$ 4,000					$ 500
Additional contingent consideration							900
Loan Maturity Date									Jul. 30, 2020
Loan amount provided			29,286	25,000		22,500			8,500			3,500		12,000
Loan Interest Rates									The loan shall accrue interest at the LIBOR rate, plus an applicable margin, subject to a 13.5% minimum.
Warrants to purchase common share									681,090	1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)		$ 0.43							$ 0.936	$ 1.37	$ 1.37
Change in fair value of warrants		(42)	60						378,747
Common Shares Acquired							55,908,000
Common Shares par Value		$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common Shares purchase price							$ 1.37
Common Shares aggregate purchase value							76,593,960
Basic Salary										$ 240,000	$ 240,000